Impairment of Property and Equipment - Summary of Impairment of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Continuing Operations:
Impairment of long-lived assets	$ 1,655	$ 1,198	$ 2,974	$ 3,212	$ 3,726	$ 4,227
Discontinued Operations:
Impairment of long-lived assets					143	122
Theatre Properties [Member]
Continuing Operations:
Impairment of long-lived assets				2,845	3,528	3,702
Discontinued Operations:
Impairment of long-lived assets					122	103
Equipment [Member]
Continuing Operations:
Impairment of long-lived assets				367	198	525
Discontinued Operations:
Impairment of long-lived assets					$ 21	$ 19